MFA 2024-RPL1 Trust ABS-15G

EXHIBIT 99.32

LoanNo	JobID	ApplicationDate	ApplicationPhoneHome	ApplicationPhoneWork	ApplicationPropCity	ApplicationPropSt	ApplicationPropStreet	ApplicationPropZip	ApplicationStatus	ARMIndexRate	ComplyResultTest	DiscountFee	CTHousingCounselorDisc	CTMtgCounselCert	CTNoticeofLoanTerms	DCMtgDiscloseForm	DCMtgDiscloseFormDays	FullyIndexedRate	FullyIndexedRateAPR	GiftandEquity	GFE1_OriginationCharge	GFE2_CreditOrChargeAmt	GFE3_SelectedServices	GFE4_TitleServices	GFE5_OwnerTitleServices	GFE6_RequiredServices	GFE7_RecordCharges	GFE8_TransferTaxes	GFE9_EscrowDeposit	GFE_10PctTotalAmt	GFE10_PrePaidInterest	GFE11_Insurance	GFE_A	GFE_B	GFECircumstanceChange	GFEFinalDt	GFEInitialDt	GFEIntentToProceed	GFEOrigIntRate	GFEOrigLoanAmount	GFEOrigLoanTerm	GFEStatus	GSE_MI	HPMLNoteArbitrationClause	HPMLNoteDefaultIntRateChange	HPMLNoteNoCauseAcceleration	HPMLPmtAdvanceLimit	HUDConstructEscrow_OutSettle	HudDownpayment	Hud1DocStatus	HudFundingDate	HUD_GFE_A	HUD_GFE_B	HUD_GFE_1TotalAmt	HUD_GFE_2TotalAmt	HUD_GFE_8TotalAmt	HUD_GFE_10PctTotalAmt	HUD_GFE_VarianceCureAmt1	HUD_GFE_VarianceCureAmt2	HUD_GFE_VarianceCureAmt8	HUD_GFE_VarianceCureAmt10Pct	HUD_GFE_Varianceitem1	HUD_GFE_Varianceitem2	HUD_GFE_Varianceitem8	HUD_GFE_Varianceitem10Pct	HUDGiftFunds	HudJrSrLienAmt	HudLenderSellerCredit_InSettlement	HudLenderSellerCredit_OutSettlement	HudLoanDiscountPoints	HudMI	HudMtgDebtRefi_OutSettlement	HudOtherPO_InSettlement	HudOtherPO_OutSettlement	HudRE_DebtPaid_InSettlment	HudRE_DebtPaid_OutSettlment	HUDSalesPrice	HudSellerCreditRETax	HudSettlementFee	HudSettlementDt	HudTotalSettlementCharges	MichBORights	MichCCHOCounselNotice	NYHousingCounselorDisc	NYMtgCounselCert	NYNoSpecialMtgPayoff	NYYSPDisc	PassedCityAPR	PassedASC_Chk	PassedCityFees	PassedCountyAPR	PassedCountyFees	PassedCreditLife	PassedFnMAFivePercent	PassedGFE_DtRestrict	PassedGFE_Variance	PassedLateCharge	Passed_MDIA_APR	Passed_MDIA_Days	PassedPrePay	PassedRepayAbility	PassedROR	PassedSection32APR	PassedSection32Fees	PassedSect35	PassedSect35Restrict	PassedStateAPR	PassedStateDisclose	PassedStateFees	PassedStateHigherPrice	PassedStatePopUp	PassedStateRestrictAllMet	PassedTIL_APR	PassedTIL_FinanceCharge	PassedTIL_PmtStream	PassedTxHE	PriorLenderPdOff	RateLockDate	RescissionAllOwnerSigned	RescissionDocStatus	RescissionDate	RescissionDays	RescissionExpire	RescissionFormModel	RIFrm1	RIFrm2	RiskCompliance	RiskCredit	RiskValue	RESPA_EscrowDiscDoc	RESPA_ServiceTransDoc	RESPA_SpecialInfoBookDoc	SCAttyForm	SCMtgBrokFeeAgree	Sect32DiscloseCreditInsur	Sect32DiscloseProperExecuted	Sect32DiscloseRateTerms	Sect32DiscloseVariableRate	Sect32DiscloseWording	Sect32Disclose3Day	StateAPRBasisRateUsed	StateComplianceMet	StateDiscloseFailedComments	StateFeeAdjAmt	TangibleNetBenefitFrmStatus	TangibleNetBenefitStated	TILAPR	TILAmountFinanced	TILAssumable	TILCalcInterimFirstPmt	TILCalcInterimSecondPmt	TILCalcIntroPmt	TILCalcMaxEverPmt	TILCalcMaxFiveYrPmt	TILCalcPmt1	TILCalcPmt2	TILCalcPmt3	TILCalcTotalFinanceCharges	TILCalcTotalPmts	TILCol_Date1	TILCol_IntRate1	TILCol_PI1	TILCol_Escrow1	TILCol_Total1	TILCol_Date2	TILCol_IntRate2	TILCol_PI2	TILCol_Escrow2	TILCol_Total2	TILCol_Date3	TILCol_IntRate3	TILCol_PI3	TILCol_Escrow3	TILCol_Total3	TILCol_Date4	TILCol_IntRate4	TILCol_PI4	TILCol_Escrow4	TILCol_Total4	TILCol_Date5	TILCol_IntRate5	TILCol_PI5	TILCol_Escrow5	TILCol_Total5	TILCreditLifeDisclose	TILDiscountRtDisclose	TILFinanceCharge	TIL_InitialAPR	TIL_InitialDate	TIL_InitialDiscloseDays	TIL_InitialStatus	TIL_InitialWaitDays	TILMaxPI	TILPrePay	TILPrePayDays	TIL_ReIssueAPR	TIL_ReIssueDeliverMode	TIL_ReIssueDt	TIL_ReIssueWaitDays	TILStatus	TILUnderstatedAmt	TotalCityHighCostFeeAmt	TotalCountyHighCostFeeAmt	TotalSettlementCharges	TotalFinanceChargeAmt	TotalFNMA_5PctChargeAmt	TotalHOEPAFeeAmt	TotalOtherPO_InSettlement	TotalStateHighCostFeeAmt	TotalStateHighCostFeeAdjustedAmt	TotalTxHE_3PctFeeAmt	TreasRateUsed	YSP	ATR1_IncomeAssets	ATR2_Employment	ATR3_MtgPmt	ATR4_MtgPmtSimultaneousLn	ATR5_MonthlyRE_Expenses	ATR6_MonthlyOtherExpenses	ATR7_DTI_ResidualIncome	ATR8_CreditHist	PassedATR	QM_DTI_BE	PassedQM	LoanResolutionComply	TRID_BorClosingTimingWaiver	LE_AIR_Index	LE_AIR_Margin	LE_AP_IntOnly	LE_Assumption	LE_BalloonPmt	LE_FinalAPR	LE_FinalDocStatus	LE_FinalIssuedDt	LE_InitialAPR	LE_InitialDocStatus	LE_InitialIssuedDt	LE_IntRate	LE_IntRateCanIncrease	LE_LoanAmount	LE_LoanAmountCanIncrease	LE_MortgBroker	LE_MortgBrokerLicenseID	LE_PI	LE_PI_CanIncrease	LE_PPP	LE_PPP_MaxAmount	LE_RateLock	LE_RateLockExpire	LE_ReIssueAPR	LE_ReIssueDeliverMode	LE_ReIssueDt	LE_SalePrice	LE_TIP	CD_AIR_Index	CD_AIR_Margin	CD_AP_IntOnly	CD_AP_IntOnlyPeriod	CD_Assumption	CD_BalloonPmt	CD_ClosingDt	CD_Demand	CD_DisbursementDt	CD_DocStatus	CD_ForeclosureLiability	CD_IntRate	CD_IntRateCanIncrease	CD_IssueDays	CD_IssuedDeliverMode	CD_IssuedDt	CD_LoanAmount	CD_LoanAmountCanIncrease	CD_LoanCalc_AmountFinanced	CD_LoanCalc_APR	CD_LoanCalc_TIP	CD_LoanCalc_TotalFinanceCharge	CD_LoanCalc_TotalPmts	CD_MI_CaseNumber	CD_NegAm	CD_PI	CD_PI_CanIncrease	CD_PPP	CD_PPP_MaxAmount	CD_SalePrice
417959949	XXXX	12/29/2003							COPY	0	HOEPA APR TEST - PASSED. HOEPA FEES TEST - PASSED. Federal HPML Sect 35 Test not required when this loan was originated. STATE APR TEST - PASSED. STATE FEES TEST - PASSED. FnMA 5% Test - PASSED No Prepay Penalty with this loan. State Late Charge within threshold. No "Higher Price Loan" test for this state No Prepay Penalty with this loan.	0						0	0	NA										0			0	0					0			NA	0					0	0	COPY	XX/XX/XXXX											0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	XX/XX/XXXX	148602.27							NA		NA	NA	NA	YES	YES	NA	NA	YES	NA	UTD	none	NA	YES	YES	YES	NA	NA	YES		YES	NA	NA	NA			Yes	NA	[redacted]		Yes	COPY	1/5/2004	3	1/8/2004	Model Form H-9			Regulatory Compliance Grade A						NA		FALSE		FALSE	FALSE	FALSE	FALSE	0.131			0			0.0761	147744.1	NO									227998.7	375742.8			1043.73																							FALSE		227998.7			0	NA	0	0	WILL NOT	0				0	COPY	-48.9	0	0	148602.27	5207	4840	5255.9	9978	5206.9	5206.9	6515.4	0.051	0									NA	0	NA	COMPLIANT	FALSE
417959996	XXXX	8/24/2005							COPY	0	HOEPA APR TEST - PASSED. HOEPA FEES TEST - PASSED. Federal HPML Sect 35 Test not required when this loan was originated. WV Does not requrie an APR TEST. STATE FEES TEST - PASSED. FnMA 5% Test - PASSED No Prepay Penalty with this loan. State Late Charge within threshold. No "Higher Price Loan" test for this state	2042.12						0	0	NA										0			0	0		8/26/2005			0			NA	0					0	0	COPY	XX/XX/XXXX											0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	XX/XX/XXXX	192432.68							NA		NA	NA	NA	NA	YES	NA	NA	YES	NA	UTD	none	NA	YES	YES	YES	NA	NA	NA		YES	NA	NA	NA			Yes	NA	[redacted]		Yes	COPY	8/26/2005	3	8/30/2005	Model Form H-8			Regulatory Compliance Grade A						NA		FALSE		FALSE	FALSE	FALSE	FALSE	0			0			0.0688	201489.38										275337.82	476827.2			1324.52										1324.52													FALSE		275337.82			0	NA	0	0	WILL NOT	0				0	COPY	-17.5	0	0	192432.68	2705.12	350	2722.62	188393.63	2722.62	2722.62	1441.5	0.0447	0									NA	0	NA	COMPLIANT	FALSE
417960214	XXXX	8/24/2005							COPY	0.04014	No State High Cost Law HOEPA APR TEST - PASSED. HOEPA FEES TEST - PASSED. Federal HPML Sect 35 Test not required when this loan was originated. FnMA 5% Test - FAILED No "Higher Price Loan" test for this state State prepay penalty test - Passed. STATE LATE CHARGE VIOLATION	0						0.10514	0	NA										0			0	0					0			NA	0					0	0	COPY	XX/XX/XXXX											0	0	0	0	0	XXXX	0	0	0	0	114126.86	0	0	0	0	0	0	0	XX/XX/XXXX	9925.67							NA		NA	NA	NA	NA	NO	NA	NA	NO	NA	UTD	YES	NA	YES	YES	YES	NA	NA	NA		NA	NA	NA	NA			Yes	NA	[redacted]		Yes	COPY	9/14/2005	3	9/17/2005	Model Form H-8			Regulatory Compliance Grade B						NA		FALSE		FALSE	FALSE	FALSE	FALSE	0						0.10416	111191.12	NO										378545.7			786.93										1071.19													FALSE		267346.78			0	NA	0	0	MAY	12				0	COPY	-127	0	0	9925.67	7081.88	6474	6806	0	0		7670.5	0.0447	1184									NA	0	NA	COMPLIANCE CAUTION	FALSE
417960336	XXXX	1/8/2007							COPY	0.054	No State High Cost Law Loan is not a Closed-End, Primary Dwelling, Refinance; SECTION 32 DOES NOT APPLY for this loan Federal HPML Sect 35 Test not required when this loan was originated. FnMA 5% Test - PASSED No "Higher Price Loan" test for this state State prepay penalty test - Passed. State Late Charge within threshold.	0						0.1316	0	None										0			0	0					0			NA	0					0	1000	COPY	XX/XX/XXXX											0	0	0	0		0	0	0	0	0	0	0	0	0	0	XXXX	0	0	XX/XX/XXXX	8708.43							NA		NA	NA	NA	NA	YES	NA	NA	YES	NA	UTD	YES	NA	NA	NA	NA	NA	NA	NA		NA	NA	NA	NA			Yes	NA				NA		0					Regulatory Compliance Grade A						NA		FALSE		FALSE	FALSE	FALSE	FALSE	0						0.12779	139131.61	NO										571811.76			1252.94										1614.75													FALSE		432368.33			0	NA	0	0	MAY	14				0	COPY	-4624.75	0	0	8708.43	6147.39	5406.92	1408.17	0	0		2704.17	0	0									NA	0	NA	COMPLIANT	FALSE